OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Long-term restricted cash (Note i)	$ 1,714	$ 1,714
Long-term lease deposits	194	194
Others	36	43
Total	$ 1,944	$ 1,951